Derivative Instruments and Fair Value Measurements (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Interest Rate Swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Liability	$ 112,000		$ 112,000		$ 95,000
Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Fixed Interest Rate	6.63%		6.63%		6.63%	6.63%
Derivative Liability					94,882	181,382
Derivative, Gain (Loss) on Derivative, Net			(17,000)		86,500	6,000
Not Designated as Hedging Instrument [Member] | Forward Contracts [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Liability	225,000		225,000
Derivative Asset					944,000	168,000
Derivative, Gain (Loss) on Derivative, Net	764,000	963,000	(1,169,000)	125,000	776,500	350,000
Not Designated as Hedging Instrument [Member] | Swap [Member] | Fuel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Liability	1,146,000		1,146,000		209,500	449,000
Derivative, Gain (Loss) on Derivative, Net	$ (1,315,000)	$ 917,000	$ (937,000)	$ 84,000	$ 239,000	$ 6,000